Transactions with Related Parties - Cardiff and Heidmar (Details) - USD ($) $ in Thousands	6 Months Ended	8 Months Ended
	Jun. 30, 2019	Aug. 29, 2017	Jun. 07, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Investment in Subsidiaries	$ 0			$ 34,000
Cardiff Tankers Inc.
Related Party Transaction [Line Items]
Chartering Commission	1.25%
Heidmar Holdings LLC
Related Party Transaction [Line Items]
Ownership interest		49.00%
Heidmar Inc.
Related Party Transaction [Line Items]
Ownership interest			49.80%
Heidmar Inc.
Related Party Transaction [Line Items]
Investment in Subsidiaries			$ 34,000
Percentage of outstanding share capital acquired	100.00%
Private Placement | SPII Holdings Inc.
Related Party Transaction [Line Items]
Number of shares issued		12,000,000
Shipping Pool Investors Inc. | Private Placement | Heidmar Holdings LLC
Related Party Transaction [Line Items]
Ownership percentage		49.00%
Dryships Inc. | Private Placement | Shipping Pool Investors Inc.
Related Party Transaction [Line Items]
Ownership percentage		100.00%